UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21128

Legg Mason Partners Variable Equity Trust

(Exact name of registrant as specified in charter)

55 Water Street, New York, NY 10041

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: December 31

Date of reporting period: September 30, 2011

ITEM 1.	SCHEDULE OF INVESTMENTS.

LEGG MASON PARTNERS

VARIABLE EQUITY TRUST

LEGG MASON CLEARBRIDGE

VARIABLE AGGRESSIVE GROWTH PORTFOLIO

FORM N-Q

SEPTEMBER 30, 2011

LEGG MASON CLEARBRIDGE VARIABLE AGGRESSIVE GROWTH PORTFOLIO

Schedule of Investments (unaudited)	September 30, 2011

SECURITY	SHARES	VALUE
COMMON STOCKS - 100.0%
CONSUMER DISCRETIONARY - 20.2%
Internet & Catalog Retail - 1.3%
Liberty Interactive Corp., Interactive Series A Shares	540,950	$7,989,831	*

Media - 18.8%
AMC Networks Inc., Class A Shares	275,406	8,799,222	*
Cablevision Systems Corp., New York Group, Class A Shares	1,101,625	17,328,561
CBS Corp., Class B Shares	171,175	3,488,547
Comcast Corp., Class A Shares	205,438	4,293,654
Comcast Corp., Special Class A Shares	1,517,287	31,392,668
DIRECTV, Class A Shares	328,422	13,875,829	*
Discovery Communications Inc., Class A Shares	96,440	3,628,073	*
Discovery Communications Inc., Class C Shares	106,440	3,741,366	*
Liberty Global Inc., Series A Shares	84,367	3,052,398	*
Liberty Global Inc., Series C Shares	85,560	2,961,232	*
Liberty Media Corp. - Liberty Capital, Class A shares	98,690	6,525,383	*
Liberty Media Corp. - Liberty Starz, Class A Shares	48,584	3,087,999	*
Madison Square Garden Inc., Class A Shares	310,406	7,077,257	*
Viacom Inc., Class B Shares	151,175	5,856,519
World Wrestling Entertainment Inc., Class A Shares	40,200	358,182

Total Media		115,466,890

Specialty Retail - 0.1%
Charming Shoppes Inc.	224,700	584,220	*

TOTAL CONSUMER DISCRETIONARY		124,040,941

ENERGY - 18.0%
Energy Equipment & Services - 10.2%
Core Laboratories NV	207,440	18,634,335
National-Oilwell Varco Inc.	247,138	12,658,408
Weatherford International Ltd.	2,568,900	31,366,269	*

Total Energy Equipment & Services		62,659,012

Oil, Gas & Consumable Fuels - 7.8%
Anadarko Petroleum Corp.	758,135	47,800,412

TOTAL ENERGY		110,459,424

FINANCIALS - 1.5%
Capital Markets - 0.7%
Cohen & Steers Inc.	160,400	4,611,500

Thrifts & Mortgage Finance - 0.8%
Astoria Financial Corp.	49,500	380,655
New York Community Bancorp Inc.	379,415	4,515,038

Total Thrifts & Mortgage Finance		4,895,693

TOTAL FINANCIALS		9,507,193

HEALTH CARE - 37.3%
Biotechnology - 18.9%
Alkermes PLC	168,920	2,577,719	*
Amgen Inc.	637,485	35,029,801
Biogen Idec Inc.	641,546	59,760,010	*
Human Genome Sciences Inc.	254,630	3,231,255	*
ImmunoGen Inc.	119,100	1,305,336	*
Isis Pharmaceuticals Inc.	232,950	1,579,401	*
Vertex Pharmaceuticals Inc.	282,050	12,562,507	*

Total Biotechnology		116,046,029

Health Care Equipment & Supplies - 2.8%
Covidien PLC	386,741	17,055,278

Health Care Providers & Services - 8.8%
UnitedHealth Group Inc.	1,172,900	54,094,148

Pharmaceuticals - 6.8%
BioMimetic Therapeutics Inc.	208,410	687,753	*
Forest Laboratories Inc.	1,081,860	33,310,470	*
Teva Pharmaceutical Industries Ltd., ADR	34,238	1,274,338

See Notes to Schedule of Investments.

LEGG MASON CLEARBRIDGE VARIABLE AGGRESSIVE GROWTH PORTFOLIO

Schedule of Investments (unaudited) (cont’d)	September 30, 2011

SECURITY	SHARES	VALUE
Pharmaceuticals - 6.8% (continued)
Valeant Pharmaceuticals International Inc.	167,561	$6,219,864
Total Pharmaceuticals		41,492,425

TOTAL HEALTH CARE		228,687,880

INDUSTRIALS - 7.4%
Aerospace & Defense - 2.2%
L-3 Communications Holdings Inc.	217,950	13,506,361

Construction & Engineering - 0.2%
Fluor Corp.	20,200	940,310

Industrial Conglomerates - 2.9%
Tyco International Ltd.	439,321	17,902,331

Machinery - 2.1%
Pall Corp.	303,590	12,872,216

TOTAL INDUSTRIALS		45,221,218

INFORMATION TECHNOLOGY - 14.6%
Communications Equipment - 0.5%
Arris Group Inc.	93,068	958,601	*
Nokia Corp., ADR	414,685	2,347,117

Total Communications Equipment		3,305,718

Computers & Peripherals - 4.6%
SanDisk Corp.	529,980	21,384,693	*
Seagate Technology PLC	642,657	6,606,514

Total Computers & Peripherals		27,991,207

Electronic Equipment, Instruments & Components - 2.1%
Dolby Laboratories Inc., Class A Shares	40,000	1,097,600	*
TE Connectivity Ltd.	413,701	11,641,546

Total Electronic Equipment, Instruments & Components		12,739,146

Semiconductors & Semiconductor Equipment - 5.1%
Broadcom Corp., Class A Shares	565,520	18,826,161	*
Cree Inc.	140,110	3,640,058	*
Intel Corp.	409,329	8,730,987
Standard Microsystems Corp.	15,700	304,580	*

Total Semiconductors & Semiconductor Equipment		31,501,786

Software - 2.3%
Advent Software Inc.	223,600	4,662,060	*
Autodesk Inc.	236,850	6,579,693	*
Citrix Systems Inc.	50,000	2,726,500	*

Total Software		13,968,253

TOTAL INFORMATION TECHNOLOGY		89,506,110

MATERIALS - 1.0%
Metals & Mining - 1.0%
Freeport-McMoRan Copper & Gold Inc.	150,180	4,572,981
Nucor Corp.	51,490	1,629,144

TOTAL MATERIALS		6,202,125

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $439,099,530)		613,624,891

See Notes to Schedule of Investments.

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LEGG MASON CLEARBRIDGE VARIABLE AGGRESSIVE GROWTH PORTFOLIO

Schedule of Investments (unaudited) (cont’d)	September 30, 2011

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
SHORT-TERM INVESTMENTS - 0.3%
Repurchase Agreements - 0.3%
Interest in $100,000,000 joint tri-party repurchase agreement dated 9/30/11 with Deutsche Bank Securities Inc.; Proceeds at maturity - $1,837,008; (Fully collateralized by various U.S. government agency obligations, 0.000% to 2.500% due 12/21/11 to 5/27/16; Market value - $1,873,745) (Cost - $1,837,000)	0.050%	10/3/11	$1,837,000	$1,837,000

TOTAL INVESTMENTS - 100.3% (Cost - $440,936,530#)				615,461,891
Liabilities in Excess of Other Assets - (0.3)%				(1,628,399)

TOTAL NET ASSETS - 100.0%				$613,833,492

*	Non-income producing security.

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviation used in this schedule:

ADR	— American Depositary Receipt

See Notes to Schedule of Investments.

3

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Legg Mason ClearBridge Variable Aggressive Growth Portfolio (the “Portfolio”) is a separate diversified investment series of Legg Mason Partners Variable Equity Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the”1940 Act”), as an open-end management investment company.

Shares of the Portfolio may only be purchased or redeemed through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies or through eligible pension or other qualified plans.

The following are significant accounting policies consistently followed by the Portfolio and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of fair valuation techniques and methodologies. Short-term fixed income securities that will mature in 60 days or less are valued at amortized cost, unless it is determined that using this method would not reflect an investment’s fair value. If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers. When the Portfolio holds securities or other assets that are denominated in a foreign currency, the Portfolio will normally use the currency exchange rates as of 4:00 p.m. (Eastern time). When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Portfolio calculates its net asset value, the Portfolio values these securities as determined in accordance with procedures approved by the Portfolio’s Board of Trustees.

The Portfolio has adopted Financial Accounting Standards Board Codification Topic 820 (“ASC Topic 820”). ASC Topic 820 establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Portfolio’s investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The Portfolio uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

4

Notes to Schedule of Investments (unaudited) (continued)

The following is a summary of the inputs used in valuing the Portfolio’s assets carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Common stocks†	$613,624,891	—	—	$613,624,891
Short-term investments†	—	$1,837,000	—	1,837,000

Total investments	$613,624,891	$1,837,000	—	$615,461,891

† See Schedule of Investments for additional detailed categorizations.

(b) Repurchase agreements. The Portfolio may enter into repurchase agreements with institutions that its investment adviser has determined are creditworthy. Each repurchase agreement is recorded at cost. Under the terms of a typical repurchase agreement, the Portfolio acquires a debt security subject to an obligation of the seller to repurchase, and of the Portfolio to resell, the security at an agreed-upon price and time, thereby determining the yield during the Portfolio’s holding period. When entering into repurchase agreements, it is the Portfolio’s policy that its custodian or a third party custodian, acting on the Portfolio’s behalf, take possession of the underlying collateral securities, the market value of which, at all times, at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction maturity exceeds one business day, the value of the collateral is marked-to-market and measured against the value of the agreement in an effort to ensure the adequacy of the collateral. If the counterparty defaults, the Portfolio generally has the right to use the collateral to satisfy the terms of the repurchase transaction. However, if the market value of the collateral declines during the period in which the Portfolio seeks to assert its rights or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Portfolio may be delayed or limited.

(c) Foreign currency translation. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

(d) Security transactions. Security transactions are accounted for on a trade date basis.

2. Investments

At September 30, 2011, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$229,000,120
Gross unrealized depreciation	(54,474,759)

Net unrealized appreciation	$174,525,361

3. Derivative instruments and hedging activities

Financial Accounting Standards Board Codification Topic 815 requires enhanced disclosure about an entity’s derivative and hedging activities.

During the period ended September 30, 2011, the Portfolio did not invest in any derivative instruments.

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ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Variable Equity Trust

By:	/s/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date:	November 23, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date:	November 23, 2011

By:	/s/ KAPREL OZSOLAK
Kaprel Ozsolak
Chief Financial Officer

Date:	November 23, 2011